Summary of Significant Accounting Policies - Summary of Impairment Losses for Credit Risks on Financial Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Impairment	€ 872	€ (1,035)	€ 0
Carrying Amount	€ 389,334	€ 475,807
Credit risk [member] | Low [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Internal Credit Rating	low	low
Basis for Recognition of Expected Credit Loss Provision	Expected Twelve-Month Loss	Expected Twelve-Month Loss
Gross Carrying Amount	€ 44,314	€ 43,165
Impairment	0	(16)
Carrying Amount	€ 44,314	€ 43,149
Average Impairment Rate	0.00%	0.00%
Credit risk [member] | Low [member] | Other financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Internal Credit Rating	low	low
Basis for Recognition of Expected Credit Loss Provision	Expected Twelve-Month Loss	Expected Twelve-Month Loss
Gross Carrying Amount	€ 293,958	€ 275,805
Impairment	(299)	(649)
Carrying Amount	€ 293,659	€ 275,156
Average Impairment Rate	0.10%	0.20%
Credit risk [member] | Low [member] | Accounts Receivable [member]
Disclosure of financial assets [line items]
Internal Credit Rating	low	low
Basis for Recognition of Expected Credit Loss Provision	Lifetime Expected Credit Losses	Lifetime Expected Credit Losses
Gross Carrying Amount	€ 15,162	€ 17,823
Impairment	(80)	(90)
Carrying Amount	€ 15,082	€ 17,733
Average Impairment Rate	0.50%	0.50%
Credit risk [member] | Medium [member]
Disclosure of financial assets [line items]
Internal Credit Rating		medium
Basis for Recognition of Expected Credit Loss Provision		Lifetime Expected Credit Losses
Gross Carrying Amount		€ 93,102
Impairment		(506)
Carrying Amount		€ 92,596
Average Impairment Rate		0.50%